Capital adequacy	12 Months Ended
Sep. 30, 2022
Capital adequacy
Capital adequacy

Note 28. Capital adequacy

APRA measures an ADI’s regulatory capital using three measures:

Level of capital	Definition
Common Equity Tier 1 Capital (CET1)

Comprises the highest quality components of capital that consists of paid-up share capital, retained profits and certain reserves, less certain intangible assets, capitalised expenses and software, and investments and retained profits in insurance and funds management subsidiaries that are not consolidated for capital adequacy purposes.

Tier 1 Capital	The sum of CET1 and AT1 Capital. AT1 Capital comprises high quality components of capital that consists of certain securities not included in CET1, but which include loss absorbing characteristics.
Total Regulatory Capital

The sum of Tier 1 Capital and Tier 2 Capital. Tier 2 Capital includes subordinated instruments and other components of capital that, to varying degrees, do not meet the criteria for Tier 1 Capital, but nonetheless contribute to the overall strength of an ADI and its capacity to absorb losses.

Under APRA’s Prudential Standards, Australian ADIs, including Westpac, are required to maintain a minimum CET1 ratio of at least 4.5%, Tier 1 Capital ratio of at least 6.0% and Total Regulatory Capital ratio of at least 8.0%. APRA may also require ADIs, including Westpac, to meet Prudential Capital Requirements (PCRs) above the industry PCRs. APRA does not allow the PCRs for individual ADIs to be disclosed.

APRA also requires ADIs to hold additional CET1 buffers comprising of:

●	a capital conservation buffer (CCB) of 3.5% for ADIs designated by APRA as domestic systemically important banks (D-SIBs) unless otherwise determined by APRA, which includes a 1.0% surcharge for D-SIBs. APRA has determined that Westpac is a D-SIB; and
●	a countercyclical capital buffer. The countercyclical buffer is set on a jurisdictional basis and APRA is responsible for setting the requirement in Australia. The countercyclical buffer requirement is currently set to zero for Australia and New Zealand.

APRA’s revised capital framework is effective from 1 January 2023, refer to Capital management strategy below.

Collectively, the above buffers are referred to as the “Capital Buffer” (CB). Should the CET1 capital ratio fall within the CB range restrictions on the distributions of earnings will apply. This includes restrictions on the amount of earnings that can be distributed through dividends, AT1 Capital distributions and discretionary staff bonuses.

Capital management strategy

Westpac evaluates its approach to capital management through an Internal Capital Adequacy Assessment Process (ICAAP), the key features of which include:

●	the development of a capital management strategy, including consideration of regulatory minimums, capital buffers and contingency plans. The current regulatory capital minimums together with the CCB are the Total CET1 Requirement. The Total CET1 Requirement for Westpac is at least 8.0%, based on an industry minimum CET1 requirement of 4.5% plus a capital buffer of at least 3.5% applicable to D-SIBs1,2;
●	consideration of regulatory capital requirements and the perspectives of external stakeholders including rating agencies as well as equity and debt investors; and
●	a stress testing framework that challenges the capital measures, coverage and requirements including the impact of adverse economic scenarios.

From 1 January 2023, APRA’s revised capital framework, including updated prudential standards for capital adequacy and credit risk capital, becomes effective. As part of the revised framework, APRA has set a Total CET1 Requirement for D-SIBs of 10.25%. This requirement includes a CCB of 4.75% applicable to D-SIBs and a base level for the countercyclical capital buffer of 1.0%. APRA has also indicated that it expects that D-SIBs (including Westpac) will likely operate with CET1 capital ratio above 11% in normal operating conditions under the new framework. Westpac will seek to operate with a CET1 capital ratio of between 11.0% and 11.5% (operating capital range) in normal operating conditions as measured under the new capital framework from 1 January 2023.

1.	Noting that APRA may apply higher CET1 requirements for an individual ADI.
2.

If an ADI's CET1 ratio falls below the Total CET1 Requirement (at least 8%), it faces restrictions on the distribution of earnings, such as dividends, distribution payments on AT1 capital instruments and discretionary staff bonuses.